Derivative Financial Instruments - Outstanding Foreign Currency Forward Contracts (Detail) (Forward Contracts [Member]) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CAD	Mar. 31, 2014 DKK	Mar. 31, 2014 EUR (€)	Mar. 31, 2014 GBP (£)	Mar. 31, 2014 NOK	Mar. 31, 2014 RUB	Mar. 31, 2014 SEK	Mar. 31, 2014 SGD	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2013 DKK	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 GBP (£)	Dec. 31, 2013 NOK	Dec. 31, 2013 RUB	Dec. 31, 2013 SEK	Dec. 31, 2013 SGD
Derivative [Line Items]
Foreign currency, Cash flow hedging	$ 443	16	266	€ 500	£ 52	10,172			36	$ 357	16	278	€ 406	£ 23	10,503			17
Foreign currency, Non-designated hedging	$ 801	5	383	€ 381	£ 26	3,866	1,786	11	15	$ 715	3	177	€ 310	£ 14	3,257	2,149	4	3